Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001069308
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	ACER THERAPEUTICS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33004
Entity Tax Identification Number	32-0426967
Entity Address, Address Line One	One Gateway Center
Entity Address, Address Line Two	Suite 356
Entity Address, Address Line Three	300 Washington Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458
City Area Code	844
Local Phone Number	902-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ACER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false